Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories

Supporting Information

	2019	2018
Product purchased for resale [1]	3,592	3,545
Finished products	524	501
Intermediate products	244	218
Raw materials	205	275
Materials and supplies	410	378
	4,975	4,917
1 Includes biological assets of $33 (December 31, 2018 – $2) measured at fair value less cost of disposal.